CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and bank balances	$ 406,787	$ 611,849	$ 578,511
ASSETS
Fixed deposits placed with financial institutions	1,566,425	1,507,015	1,545,408
Trade receivables	2,528,746	2,868,364	3,356,898
Other receivables, deposits and prepayments	29,346	25,240	79,517
Tax recoverable	27,823	31,551	0
Inventories	899,636	977,807	1,521,915
Total current assets	5,458,763	6,021,826	7,149,855
NON-CURRENT ASSETS
Deferred cost of revenue		0	67,606
Operating lease right of use assets	51,436	55,730	41,090
Property, plant and equipment, net	1,481,767	1,511,708	1,634,418
Other investments	1,194,675	1,150,898	749,027
Total non-current assets	2,727,878	2,718,336	2,424,535
TOTAL ASSETS	8,186,641	8,740,162	9,574,390
CURRENT LIABILITIES
Trade payables	1,493,774	1,861,015	2,012,266
Other payables and accrued liabilities	37,550	103,370	71,814
Current portion of operating lease liabilities	16,733	16,569	18,272
Advance payment from customer	15,322	23,123	30,307
Current portion of obligation under finance lease		0	21,235
Tax payables		0	97,585
Deferred revenue		0	77,276
Total current liabilities	1,563,379	2,004,077	2,328,755
NON-CURRENT LIABILITIES
Deferred tax liabilities	30,678	30,866	28,416
Non-current portion of obligation under finance lease		0	12,803
Non-current portion of operating lease liabilities	35,676	40,206	24,637
Total non-current liabilities	66,354	71,072	65,856
TOTAL LIABILITIES	1,629,733	2,075,149	2,394,611
STOCKHOLDERS' EQUITY
Common stock value	10,929,574	10,929,574	10,779,574
Additional paid in capital	(5,011,891)	(5,011,891)	(5,011,891)
Accumulated surplus	1,087,326	1,156,392	1,512,358
Accumulated other comprehensive losses	(448,101)	(409,062)	(100,262)
TOTAL STOCKHOLDERS' EQUITY	6,556,908	6,665,013	7,179,779
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,186,641	$ 8,740,162	$ 9,574,390